Short-term loan (Convertible Senior Notes due 2024) (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands		12 Months Ended
	Apr. 10, 2019 USD ($) $ / shares	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)
Debt Instrument [Line Items]
Proceeds from issuance of convertible senior notes, net of issuance cost paid		¥ 0	$ 0	¥ 0	¥ (742)
Convertible Senior Notes due 2024
Debt Instrument [Line Items]
Principal amount	$ 275,000
Interest rate (as a percent)	1.625%
Repurchase price (as a percent)	100.00%
Proceeds from issuance of convertible senior notes, net of issuance cost paid						¥ 1,847,060	$ 269,000
Issuance cost						¥ 41,530	$ 6,000
ADR | Convertible Senior Notes due 2024
Debt Instrument [Line Items]
Principal amount	$ 1,000
Conversion rate of the notes to common stock, per $1,000 principal amount of notes	19.2308
Conversion price per share of common stock | $ / shares	$ 52